Deferred tax - Movements of Gross Deferred Tax Liabilities (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	[1]	£ 479.5	£ 513.7
Ending balance	[1]	379.8	479.5
Gross deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		738.5	765.2
Acquisition of subsidiaries		0.8	10.7
(Credit)/charge to income		18.1	(62.8)
(Credit)/charge to other comprehensive income		(9.6)	0.5
Transfer to disposal group classified as held for sale		(105.6)
Exchange differences		(19.4)	24.9
Ending balance		622.8	738.5
Gross deferred tax liabilities [member] | Brands and other intangibles [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		438.6	489.2
Acquisition of subsidiaries		0.8	10.7
(Credit)/charge to income		(31.2)	(68.8)
Transfer to disposal group classified as held for sale		(46.6)
Exchange differences		(9.3)	7.5
Ending balance		352.3	438.6
Gross deferred tax liabilities [member] | Associate earnings [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		17.6	21.6
(Credit)/charge to income		68.6	(3.9)
Transfer to disposal group classified as held for sale		(7.9)
Exchange differences		(1.8)	(0.1)
Ending balance		76.5	17.6
Gross deferred tax liabilities [member] | Goodwill [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		182.3	140.4
(Credit)/charge to income		10.3	31.8
Transfer to disposal group classified as held for sale		(51.7)
Exchange differences		(5.5)	10.1
Ending balance		135.4	182.3
Gross deferred tax liabilities [member] | Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		22.2	21.2
(Credit)/charge to income		(22.2)	(0.3)
Exchange differences			1.3
Ending balance			22.2
Gross deferred tax liabilities [member] | Financial instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		39.9	36.2
(Credit)/charge to income		(0.7)	(0.9)
Exchange differences		(2.3)	4.6
Ending balance		36.9	39.9
Gross deferred tax liabilities [member] | Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		37.9	56.6
(Credit)/charge to income		(6.7)	(20.7)
(Credit)/charge to other comprehensive income		(9.6)	0.5
Transfer to disposal group classified as held for sale		(0.6)
Exchange differences		(0.5)	1.5
Ending balance		£ 21.7	£ 37.9

[1]	Figures have been restated, as described in the accounting policies.